GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Assets (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Accounting Estimate [Line Items]
Net loss	$ (48,570)	$ (25,941)	$ (37,913)	$ (32,655)	$ 13,345
Net loss attributable to common stockholders	(41,691)	(39,755)	(57,352)	(42,609)	(428)
Net loss per share (basic and diluted) (in dollars per share)	$ (1.39)	$ (1.79)	$ (2.58)	$ (1.94)	$ (0.02)
Surgical and Medical Instruments [Member]
Change in Accounting Estimate [Line Items]
Long-term assets, estimated useful life			5 years
Surgical and Medical Instruments [Member] | Scenario, Previously Reported [Member]
Change in Accounting Estimate [Line Items]
Long-term assets, estimated useful life			3 years
Service Life [Member]
Change in Accounting Estimate [Line Items]
Cost of revenue			6,732
Net loss			5,520
Net loss attributable to common stockholders			$ 5,520
Net loss per share (basic and diluted) (in dollars per share)			$ 0.25